Separate Account Assets and Liabilities - Rollforward of the Separate Account Balance for Variable Annuities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Separate Account, Liability [Roll Forward]
Balance as of beginning of year	$ 248,949,000
Balance as of end of year, gross	195,906,000	$ 248,949,000
Variable Annuities
Separate Account, Liability [Roll Forward]
Balance as of beginning of year	248,469,000	218,618,000
Deposits	12,288,000	17,588,000
Surrenders, withdrawals and benefits	(14,554,000)	(18,272,000)
Net transfer from (to) general account	(870,000)	384,000
Investment performance	(47,150,000)	32,621,000
Policy charges and other	(2,633,000)	(2,470,000)
Balance as of end of year, gross	195,550,000	248,469,000
Cash surrender value	$ 190,243,000	$ 242,656,000